Label	Element	Value
Cambria Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Tail Risk ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses That You Pay Each Year As A Percentage Of The Value Of Your Investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2023, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by investing in cash and U.S. government bonds, and utilizing a put option strategy to manage the risk of a significant negative movement in the value of domestic equities (commonly referred to as tail risk) over rolling one-month periods. To hedge against sharp declines in the U.S. stock market, each month, the Fund purchases U.S. exchange-listed protective “out of the money” put options on U.S. stock indices. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), intends to spend approximately one percent of the Fund’s total assets per month to purchase put options. Cambria generally targets put options in the 0% to 30%

out of the money range. Buying a put option provides the purchaser the right to sell the underlying index to the put seller at a specified price within a specified time period. There is an associated cost (premium), but in the event the underlying index declines in value, ownership of the put may reduce the downside risk. In the event the market rises, the cost of the option might be lost. For example, if the Fund purchases a put option on the S&P 500 Index (“SPX Put”), the Fund pays a premium to the option seller, which decreases the Fund’s return. If, however, the value of the S&P 500 Index falls below the SPX Put’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the S&P 500 Index. By employing the put option strategy, Cambria seeks growth with reduced volatility as compared to the cash and U.S. bonds.

Cambria has implemented the put option strategy to attempt to provide protection from significant market declines on a month-by-month basis. The bulk of this protection comes in the form of put options on indices that track the performance of U.S. equity securities. Cambria generally intends to re-initiate new options positions that make up the put option position each month and reinvest any gains from these activities into U.S. bonds, including U.S. Treasuries and Treasury inflation-protected securities (TIPS). Cambria also may, at its discretion, liquidate and establish new option positions intra-month, or liquidate option positions without establishing new positions. The put option strategy only includes exchange-listed put options.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is actively managed and seeks to achieve its investment objective by investing in cash and U.S. government bonds, and utilizing a put option strategy to manage the risk of a significant negative movement in the value of domestic equities (commonly referred to as tail risk) over rolling one-month periods.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Funds’ Risks” and “Additional Non-Principal Risk Information.”

Cash Redemption Risk. The Fund’s investment strategy will require it to effect redemptions by Authorized Participants, in whole or in part, for the cash value of large blocks of Shares called Creation Units. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the sub-advisor, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Derivatives Risk. Derivatives, such as put options, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Hedging Risk. Options used by the Fund to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Fund’s put option strategy will be effective. It may expose the Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested in U.S. government bonds or U.S. government bond ETFs. Further, the put option strategy may not fully protect the Fund against declines in the value of its portfolio securities.

Inflation-Protected Security Risk. Inflation-protected securities, such as Treasury inflation-protected securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk. The Fund may purchase options and invest in other instruments that may be less liquid than other types of investments. The options purchased by the Fund may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Portfolio Turnover Risk. Because the Fund “turns over” its put options every month, the Fund will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect. While the turnover of the put options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a relevant index that provides a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a relevant index that provides a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns for Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2023, the Fund’s year-to-date total return was -9.63%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 23.49%, for the quarter ended 3/31/2020

Worst: -10.32%, for the quarter ended 3/31/2019

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Cambria Tail Risk ETF | Risk Loss Money
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Cambria Tail Risk ETF | Risk Not Insured Depository Institution
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Cambria Tail Risk ETF | Cash Redemption Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy will require it to effect redemptions by Authorized Participants, in whole or in part, for the cash value of large blocks of Shares called Creation Units. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Cambria Tail Risk ETF | Cyber Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the sub-advisor, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Cambria Tail Risk ETF | Derivatives Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives, such as put options, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Cambria Tail Risk ETF | Hedging Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Hedging Risk. Options used by the Fund to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Fund’s put option strategy will be effective. It may expose the Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested in U.S. government bonds or U.S. government bond ETFs. Further, the put option strategy may not fully protect the Fund against declines in the value of its portfolio securities.

Cambria Tail Risk ETF | Inflation-Protected Security Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation-Protected Security Risk. Inflation-protected securities, such as Treasury inflation-protected securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Cambria Tail Risk ETF | Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Cambria Tail Risk ETF | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund may purchase options and invest in other instruments that may be less liquid than other types of investments. The options purchased by the Fund may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Cambria Tail Risk ETF | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Cambria Tail Risk ETF | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Cambria Tail Risk ETF | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Because the Fund “turns over” its put options every month, the Fund will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect. While the turnover of the put options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).

Cambria Tail Risk ETF | Premium-Discount Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Cambria Tail Risk ETF | Secondary Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Cambria Tail Risk ETF | Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2017
Cambria Tail Risk ETF | Cambria Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee:	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.59%
One Year:	rr_ExpenseExampleYear01	$ 60
Three Years:	rr_ExpenseExampleYear03	189
Five Years:	rr_ExpenseExampleYear05	329
Ten Years:	rr_ExpenseExampleYear10	$ 737
Annual Return 2018	rr_AnnualReturn2018	2.33%
Annual Return 2019	rr_AnnualReturn2019	(13.99%)
Annual Return 2020	rr_AnnualReturn2020	6.98%
Annual Return 2021	rr_AnnualReturn2021	(12.81%)
Annual Return 2022	rr_AnnualReturn2022	(13.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.32%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.15%)
5 Years	rr_AverageAnnualReturnYear05	(6.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2017
Cambria Tail Risk ETF | Cambria Tail Risk ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(13.64%)
5 Years	rr_AverageAnnualReturnYear05	(6.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2017
Cambria Tail Risk ETF | Cambria Tail Risk ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.76%)
5 Years	rr_AverageAnnualReturnYear05	(4.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2017